Statement of Financial Position	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)
Current assets
Cash and cash equivalents	$ 10,343,353	$ 1,171,241	$ 238,747
Other assets	2,274,571	579,702	349,051
Total current assets	12,617,924	1,750,943	587,798
Non-current assets
Exploration and evaluation expenditure	74,352,440	2,403,881	3,856,035
Property, plant and equipment	455,231		3,461
Financial assets	279,761	43,566	212,986
Total non-current assets	75,087,432	2,447,447	4,072,482
TOTAL ASSETS	87,705,356	4,198,390	4,660,280
Current liabilities
Trade and other payables	3,330,851	1,189,313	564,920
Employee provisions	34,462	42,633
Total current liabilities	3,365,313	1,231,946	564,920
TOTAL LIABILITIES	3,365,313	1,231,946	564,920
NET ASSETS	84,340,043	2,966,444	4,095,360
EQUITY
Issued capital	124,880,846	37,325,655	33,346,081
Other contributed equity	2,661,900
Reserves	45,489,833	1,994,007	1,069,081
Accumulated losses	(88,692,536)	(36,353,218)	(30,319,802)
TOTAL EQUITY	$ 84,340,043	$ 2,966,444	$ 4,095,360